INTANGIBLE ASSETS - Key assumptions (Details) - Russia cash generating units	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Discount rate	20.50%	9.30%	20.50%
Growth rate	6.20%	5.00%	5.50%
Percentage of terminal growth rate of cash-generating units	1.60%	1.60%
Combined average, average annual revenue growth rate	5.50%	4.40%
Explicit forecast period, average operating margin	32.40%	33.20%
Terminal period, operating margin	35.00%	35.50%
Combined average, operating margin	32.80%	33.60%
Explicit forecast period, average CAPEX/revenue	20.30%	25.40%
Terminal period CAPEX as a percentage of revenue	18.00%	21.00%
Combined average, average CAPEX/revenue	19.90%	24.70%
Explicit forecast period	6 years	5 years